24. Benefit plans (Details 1) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Benefit Plans Details 1Abstract
Benefit payment obligations at beginning of year	$ 524,140	$ 442,170
Current service cost	32,904	42,500	$ 46,320
Interest cost	79,304	126,954	163,431
Actuarial losses	5,638	(22,219)	(15,555)
Result from exposure to inflation	(169,169)	(8,692)
Benefits paid to participating employees	(55,354)	(56,573)
Benefit payment obligations at year end	$ 417,463	$ 524,140	$ 442,170